As filed with Securities and Exchange Commission on October 1, 2021.
Registration Nos. 333-52366/
811-04001

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Registration Statement
Under the Securities Act of 1933
Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 36
Registration Statement
Under the Investment Company Act of 1940
Amendment No. 300	☒

Metropolitan Life Separate Account E
(Exact Name of Registrant)

Metropolitan Life Insurance Company
(Exact Name of Depositor)
200 Park Avenue
New York, New York 10166
(Address of depositor’s principal executive offices)
(zip code) (212) 578-9500
(Depositor’s telephone Number, including area code)
Stephen W. Gauster
Executive Vice President General Counsel
Metropolitan Life Insurance Company
200 Park Avenue, New York, New York 10116
(Name and address of agent for service)

COPIES TO:
W. Thomas Conner Vedder Price P.C.
1401 I Street NW, Suite 1100
Washington, D.C. 20005
It Is Proposed That The Filing Will Become Effective: On (date) or as soon thereafter as practicable.
□	immediately upon filing pursuant to paragraph (b) of Rule 485
□	on (date) pursuant to paragraph (b) of Rule 485
☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485
□	on (date) pursuant to paragraph (a)(1) of Rule 485
□	on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
□	on (date) pursuant to paragraph (a)(2) of Rule 485 this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Individual Contracts for Deferred Variable Annuities.

NOTE
This Post-Effective Amendment No. 36 ("PEA") to the Form N-4 Registration Statement No. 333-52366 ("Registration Statement") of Metropolitan Life Insurance Company ("MetLife") and its Separate Account E is being filed for the purpose of including in Part A of the Registration Statement a Supplement that describes an offer we intend to make to certain contract owners in connection with certain guaranteed benefits offered by the contract and Part C. This Post-Effective Amendment No. 36 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 35, filed on April 28, 2021, and including any supplements thereto.

GMIB BUYOUT OFFER
Supplement dated January 1, 2022 to April 30, 2021 prospectus for:
Preference Plus Select® Variable Annuity Contracts B Class, Bonus Class, C Class and L Class Issued by Metropolitan Life Separate Account E of Metropolitan Life Insurance Company

For the Preference Plus Select variable annuity contract (“Contract”) referenced above issued by Metropolitan Life Insurance Company (“Metropolitan Life,” “we,” or “us”) this Supplement describes an important buyout offer relating to the guaranteed minimum income benefit rider (“GMIB” or “GMIB Rider”) that was an option offered when You purchased your Contract (“GMIB Buyout Offer” or “offer”). The GMIB was offered in different versions (described below).
The Contract and the different versions of the GMIB Rider are described in the current Prospectus and Statement of Additional Information (“SAI”) for the Contract (collectively, the “Prospectus”). You should read this Supplement in conjunction with Your Prospectus and retain all documents for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, the information included in Your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in Your Prospectus unless a new term is defined or an existing term in Your Prospectus is revised by this Supplement.
You can find the current Prospectus and other information about the Contract online at dfinview.com/metlife/tahd/MET000204 for Preference Plus Select Contract Owners. You can also obtain this information at no cost by calling Your Administrative Office at 1-800-638-7732, or by sending an email request to RCG@metlife.com.
Optional GMIB Buyout Offer
This Supplement describes an offer we are making to You in connection with the GMIB Rider that was an option offered with Your Contract. The GMIB is designed to guarantee a predictable, minimum level of fixed income payments, regardless of the investment performance of Your Account during the pay-in phase. This permits You to invest Your account value ( also referred to as “account balance” in the prospectus) (each term hereinafter referred to collectively as “Account Value”), in the market while at the same time assuring a specified guaranteed level of minimum fixed income payments if You elect to annuitize. The fixed annuity payment amount is guaranteed regardless of investment performance or the actual Account Value at the time You elect pay-outs. Prior to exercising this benefit and annuitizing Your Contract, You may make withdrawals up to a maximum level specified by the GMIB and still maintain the benefit amount.
Under the GMIB, we calculate an “Income Base” that determines, in part, the minimum amount You receive as an income payment upon exercising the GMIB and annuitizing the Contract. After a minimum 10 year waiting period, provided you have satisfied all the requirements, You may exercise the GMIB within 30 days following a Contract Anniversary. We then will apply the Income Base calculated at the time of exercise to the GMIB Annuity Table specified in Your GMIB Rider in order to determine Your minimum guaranteed lifetime fixed monthly income payments. Your actual payments may be higher than this guaranteed minimum income payment if the application of Your Account Value to the then-current annuity purchase rates would provide a higher payment.
If you have any questions about the terms used herein or how the GMIBs work, please see Appendix I or refer to your Prospectus.
Under the offer we are making to You, if You agree to terminate Your GMIB Rider, we will pay You a specified amount (as described below). This Supplement contains important information that You should know as You consider whether to accept the GMIB Buyout Offer or take any other action under Your Contract. For current offer amounts that You will receive if You accept this offer, You can log on to Online.metlife.com, contact your investment professional or contact Your Administrative Office.

Eligible Contract Owners:
You are eligible to accept the GMIB Buyout Offer (“Eligible Contract Owner”) if You meet ALL of the following qualifications as of the date Your form of acceptance (as described below) confirming Your acceptance of the GMIB Buyout Offer is received by MetLife in Good Order:
A.	You currently own a Preference Plus Select Variable Annuity Contract with one of the following versions of GMIB Riders:
•	GMIB I
•	GMIB II
•	GMIB Plus I
•	GMIB Plus II (for Contracts issued in New York, the prospectus also refers to this benefit as “GMIB Plus,” but for ease of reference the term “GMIB Plus II” as used throughout this Supplement includes the “GMIB Plus” rider offered in New York);
B.	You have not exercised Your GMIB Rider,
C.	You have not applied any portion of Your Account Value to an annuity option,
D.	You have not reached Your GMIB Rider Termination date for Contract Owners who purchased GMIB II, GMIB Plus I and GMIB Plus II,
E.	You have not reached the 30th day following the Contract Anniversary immediately after Your 85th birthday for Contract Owners who purchased GMIB I,
F.	You have no death benefit claim pending, unless the Beneficiary named under the Death Benefit is the spouse of the Contract Owner and elects to continue the Contract and the spouse’s attained age is less than 85 (90 for GMIB Plus II),
G.	The Owner or Joint Owner under Your Contract has not changed;
H.	You have not elected the Guaranteed Principal Option (“GPO”) that was offered with Your Contract”; and
I.	Your state has approved the form of the endorsement (called a “rider” in certain states) incorporating the terms of the GMIB Buyout Offer.
The window for accepting this offer (“GMIB Buyout Offer Window”) is described in the GMIB Buyout Offer Letter that accompanies this Supplement and includes the specific dates applicable to the GMIB Buyout Offer Window.
We must receive the form of acceptance denoting Your acceptance of the GMIB Buyout Offer during the GMIB Buyout Offer Window. If we do not receive Your form of acceptance confirming acceptance of the GMIB Buyout Offer before the offer expires, we will consider You to have rejected this offer.
NO ACTION IS REQUIRED ON YOUR PART
You are not required to accept this GMIB Buyout Offer or take any action under Your Contract. If You do not accept this offer, Your Contract and the GMIB Rider You previously elected will continue unchanged.
You should carefully read this Supplement in conjunction with Your Prospectus before making Your decision regarding this offer.
Why You are receiving this offer?
You are receiving this GMIB Buyout Offer because we have determined that You are an Eligible Contract Owner. Please see Appendix I for information about the versions of the GMIB Riders that are eligible for this offer. If You need additional information about the GMIB Rider that You purchased, please refer to Your Prospectus or GMIB Rider. If You would like a copy of Your GMIB Rider, You may contact Your Administrative Office and request a copy of Your Contract that includes the GMIB Rider.

What is this offer? How does this GMIB Buyout Offer work?
For a limited time, we are offering to give You a lump sum amount (“GMIB Buyout Amount”) that will be added to Your Account Value. The GMIB Buyout Amount will be calculated and added to Your Account Value on the Calculation Date in return for terminating Your GMIB. (See “How can I evaluate this offer?”). The Calculation Date is the Business Day we receive the acceptance form denoting Your acceptance of the GMIB Buyout Offer and all information necessary to process Your acceptance in Good Order.
GMIB Buyout Amount. The amount of the GMIB Buyout Amount and all values that are used to calculate the GMIB Buyout Amount will be determined on the Calculation Date prior to processing any other financial transactions on that date, including any applicable reset of Your Income Base. Therefore, if You accept the GMIB Buyout Offer on a Contract Anniversary, You will not receive any increase in Income Base that might otherwise occur on that Contract Anniversary. If you accept the GMIB Buyout Offer on any Calculation Date after that Contract Anniversary and during the GMIB Buyout Offer Window, You will receive any increase in Income Base that occurred on that Contract Anniversary. As discussed below, the GMIB Buyout Amount is not considered a purchase payment but rather earnings under Your Contract.
Unless the Minimum GMIB Buyout Amount or the Maximum GMIB Buyout Amount applies (discussed below), the GMIB Buyout Amount will be equal to the difference between Your Income Base – Account Value, multiplied by a specified percentage (the “GMIB Buyout Percentage”) of [___]%.
The GMIB Buyout Amount is subject to a minimum (“Minimum GMIB Buyout Amount”) and a maximum (“Maximum GMIB Buyout Amount”).
•	The Minimum GMIB Buyout Amount = a specified percentage (“Minimum Account Value Percentage”) of [__%] multiplied by the Account Value. The Minimum GMIB Buyout Amount will apply if the Minimum GMIB Buyout Amount is more than the GMIB Buyout Amount.
•	The Maximum GMIB Buyout Amount = A specified percentage (“Maximum Account Value Percentage”) of [__%] multiplied by the Account Value. The Maximum GMIB Buyout Amount will apply if the Maximum GMIB Buyout Amount is less than the GMIB Buyout Amount.
On the Calculation Date, the GMIB Buyout Amount will be added to each applicable investment option (“Division”) in the ratio that Your Account Value in such Division bears to Your total Account Value in all Divisions.
Please note that if You accept the GMIB Buyout Offer and You do not also have the “enhanced death benefit (“EDB I”) rider under the Contract, upon termination of Your GMIB Rider any subsequent purchase payments restrictions will no longer apply. If you have EDB I, subsequent purchase payment restrictions will remain in effect.
Also, if you accept the GMIB Buyout Offer and you do not also have the EDB I rider, upon termination of your GMIB Rider, any investment restrictions relating to the GMIB Rider will no longer apply. If you have the EDB I rider then the investment restrictions will remain in effect.
If You accept the GMIB Buyout Offer, Your GMIB Rider will terminate and You will lose the guarantees provided by the GMIB Rider. Importantly, however, if You accept the GMIB Buyout Offer, upon termination of Your GMIB Rider, You will no longer pay the annual charge for the GMIB beginning on the Calculation Date. No GMIB charges that have already been paid as of the Calculation Date will be refunded and all other charges will continue to apply. All other provisions of Your Contract, including any applicable death benefit, will remain in effect.
Why is MetLife making this offer?
We believe that this offer can be mutually beneficial to both us and Eligible Contract Owners who no longer need or want the guarantees provided by the GMIB Rider. However, as discussed below this offer may not be beneficial for everyone.
We will receive a financial benefit if you accept the GMIB Buyout Offer because given financial market uncertainties we are required to hold conservative levels of reserves and capital, and being released from our obligations under the GMIB

Rider will allow us to reallocate these reserves and capital. We would also receive a financial benefit in that we would no longer bear the cost of hedging against future adverse events to support the GMIB Rider.
You should carefully read this Supplement and consider Your financial situation and goals before making Your decision regarding this GMIB Buyout Offer. This Offer asks You to give up a potentially valuable benefit in return for the GMIB Buyout Amount. If You accept the offer, Your GMIB Rider cannot be reinstated and other suitable alternatives may not be available. You should only give up Your GMIB Rider if You have determined Your need for the GMIB Buyout Amount is greater than Your need for the guarantees provided by the GMIB Rider.
Hypothetical Examples
The following are examples of hypothetical profiles of individuals that may benefit from exercising the GMIB Buyout Offer and individuals that may not benefit from exercising the GMIB Buyout Offer. The examples also assume that the Contracts do not include an EDB I and that the Contract includes a GMIB Rider that restricts subsequent purchase payments and has investment restrictions that apply. No factors are considered in these hypothetical profiles other than those that are stated. This GMIB Buyout Offer may be beneficial for some but not for others. The hypothetical examples below are not recommendations. We cannot give You any investment advice, and we cannot recommend whether You should accept Your GMIB Buyout Offer.
Hypothetical example of someone who might choose to accept this GMIB Buyout Offer:
Jane is 75 and enjoying retirement. She has a pension which provides her with a stable source of income. The Account Value under her Contract has increased over the years, and she has determined that she should be financially secure for the remainder of her lifetime. She doesn’t believe she needs the income provided by the GMIB Rider. Therefore, she wishes to accept her GMIB Buyout Offer in order to terminate the GMIB Rider and the associated GMIB Rider charges, have the flexibility to add additional purchase payments to the Contract, have the GMIB Buyout Amount applied to her Account Value, and eliminate investment restrictions applicable to the investment options available under the Contract.
Hypothetical example of someone who might choose not to accept their GMIB Buyout Offer:
At 73, Barbara has recently retired, but still has a mortgage payment and some other ongoing expenses. Barbara likes the guarantees provided by the GMIB Rider in a down market cycle, since she doesn’t have a significant 401(k) balance or a large amount of additional savings to ride out a down market cycle. She has decided not to accept her GMIB Buyout Offer as she likes the protection of the guaranteed income provided by the GMIB Rider and she has determined that paying the GMIB Rider charges is worth the protections provided by the GMIB Rider.
Hypothetical example of someone who might choose to accept this GMIB Buyout Offer because of his current health status:
At 76, James is retired but is struggling with serious health issues. While James liked the guarantees provided by the GMIB Rider when he elected it at Contract issue, he is now concerned that he might not be healthy enough to enjoy the long-term benefit provided by his GMIB Rider. James has decided to accept the GMIB Buyout Offer, because his serious health issues have caused him to conclude that the increase in his Account Value is more valuable to him than the receipt of guaranteed lifetime income.
Examples of how we calculate the GMIB Buyout Amount
We provided You with an offer and acceptance letter with this Supplement. The letter indicates the GMIB Buyout Amount as of the date specified in the letter. In general, the larger Your Account Value is relative to Your Income Base, the smaller Your GMIB Buyout Amount will be (e.g., if Your Account Value is $150,000 and Your Income Base is $200,000 then Your GMIB Buyout Amount will be lower than if Your Account Value is $100,000 and Your Income Base is $200,000, all other things being equal). The GMIB Buyout Amount may change each business day because the Income Base and Account Value under Your Contract may change. Therefore, the exact amount of the GMIB Buyout Amount may be more or less than the amount quoted to You in our offer letter.

The below examples are for illustrative purposes and are not intended to represent Your particular situation. Your GMIB Buyout Amount and increased Account Value may be higher or lower than the amounts shown. For Your current GMIB Buyout Amount, You can log on to Online.metlife.com, contact your investment professional or contact Your Administrative Office.
Example 1:
Assume an Eligible Contract Owner accepts the GMIB Buyout Offer. Further assume that on the Calculation Date, the Income Base is [$150,000.00] and the Account Value is $[100,000.00]. Based on these values the GMIB Buyout Amount would be calculated as follows:
•	GMIB Buyout Amount computation: GMIB Buyout Percentage * (Income Base – Account Value) = [__% x ($150,000 – $100,000) = $_______]
•	Minimum GMIB Buyout Amount: [__% x $100,000 = $________]
•	Maximum GMIB Buyout Amount: [__% x $100,000 = $________]
•	The resulting GMIB Buyout Amount: Since neither the Minimum GMIB Buyout Amount or Maximum GMIB Buyout Amount is triggered because the GMIB Buyout Amount is between these two amounts:
•	the GMIB Buyout Amount is: [$___________]
•	Increased Account Value after adding the GMIB Buyout Amount is: [$___________]
Example 2:
This example is intended to illustrate when the Minimum GMIB Buyout Amount would apply. Assume the Eligible Contract Owner accepts the GMIB Buyout Offer. Further assume that on the Calculation Date, the Income Base is [$150,000.00] and the Account Value is $[155,000.00]. Based on these values the GMIB Buyout Amount would be calculated as follows:
•	GMIB Buyout Amount computation: GMIB Buyout Percentage * (GMIB Income Base – Account Value) = [__% x ($150,000 – $155,000) = $_______]
•	Minimum GMIB Buyout Amount: Minimum Account Value Percentage * Account Value [__% x $155,000 = $________]
•	Maximum GMIB Buyout Amount: Maximum Account Value Percentage * Account Value [__% x $155,000 = $________]
•	The resulting GMIB Buyout Amount: Since the Minimum GMIB Buyout Amount is triggered because the GMIB Buyout Amount is less than the Minimum GMIB Buyout Amount:
•	the GMIB Buyout Amount is: [$___________]
•	Increased Account Value after adding the Minimum GMIB Buyout Amount is: [$___________]
Example 3:
This example is intended to illustrate when the Maximum GMIB Buyout Amount would apply. Assume the Eligible Contract Owner accepts the GMIB Buyout Offer. Further assume that on the Calculation Date, the GMIB Income Base is [$150,000.00] and the Account Value is $[$70,000]. Based on these values the GMIB Buyout Amount would be calculated as follows:
•	GMIB Buyout Amount computation: GMIB Buyout Percentage * (Income Base – Account Value) = [__% x ($150,000 – $70,000) = $_______]
•	Minimum GMIB Buyout Amount: Minimum Account Value Percentage * Account Value [__% x $70,000 = $________]
•	Maximum GMIB Buyout Amount: Maximum Account Value Percentage * Account Value [__% x $70,000 = $________]

•	The resulting GMIB Buyout Amount: Since the Maximum GMIB Buyout Amount is triggered because the GMIB Buyout Amount is greater than the Maximum GMIB Buyout Amount:
•	the GMIB Buyout Amount is: [$___________]
•	Increased Account Value after adding the GMIB Buyout Amount is: [$___________]
How can You evaluate this GMIB Buyout Offer?
You must decide between: (1) keeping Your GMIB; or (2) fully terminating Your GMIB by accepting the GMIB Buyout Offer.
If You do not accept our offer, You will not receive a GMIB Buyout Amount, Your GMIB Rider will continue in effect and any applicable GMIB Rider charges will continue to be deducted from Your Account Value.
If You accept our offer, Your GMIB Rider will terminate and Your Account Value will be increased by the GMIB Buyout Amount. In the future, You will not have the option to receive the lifetime income guaranteed by the GMIB Rider.
The GMIB Buyout Amount may be taxable to You when withdrawn, transferred, or exchanged. In addition, any withdrawal, transfer or exchange in connection with the offer may result in income taxes or other consequences, including but not limited to, a 10% federal income tax penalty and if transferred to another investment product could result in a new withdrawal charge period, loss of tax deferral, higher fees, inclusion in a mandatory fee based program, different investment choices, and different or no death benefit, income and withdrawal guarantees and annuity payout options. If You are considering exchanging the GMIB Buyout Amount from your Contract into another contract, You may wish to consult Your tax advisor about the tax consequences of receiving the GMIB Buyout Amount and executing a full or partial “1035 exchange.”
When You purchased Your Contract You made a determination that the GMIB was important to You based on Your personal circumstances at that time. When considering this offer, You should consider whether You no longer need or want the guarantee provided by Your GMIB, given Your personal circumstances today and Your future needs because if You accept our offer, You are giving up Your GMIB Rider benefit. You should consider Your specific circumstances, including Your specific Account Values (with and without the offer), Your Income Base, and the following factors:
•	How long You intend to keep Your Contract.
•	Whether, given Your current state of health, You believe You are likely to live to enjoy the potential income provided by the GMIB.
•	Whether the GMIB Buyout Amount available through the offer is more important to You than the potential income benefit You could receive if You elect to annuitize under Your GMIB when You are eligible to do so.
•	Whether the potential income benefit You could receive if You elect to annuitize under Your GMIB when You are eligible to do so will be greater than the potential income You might receive under Your Contract without the GMIB Rider benefit.
•	Whether Your need for income (or withdrawals) from this Contract is more than You could withdraw without disproportionately reducing the Income Base and thereby reducing the benefits under the GMIB Rider.
•	Whether You believe that the amount available if you exercise the Guaranteed Principal Option under Your GMIB Plus I or GMIB Plus II Contract will provide an amount greater than the GMIB Buyout Offer.
•	If you have a GMIB Rider that has investment restrictions and/or that restricts your ability to make subsequent purchase payments and You do not have an EDB I, whether You believe that the availability of other Divisions and/or the ability to make subsequent purchase payments will be more beneficial to You than maintaining Your GMIB Rider.
•	Whether You believe that the elimination of the GMIB Rider charge, will be more beneficial to You than maintaining Your GMIB Rider.
You should assess Your own situation to decide whether to accept the GMIB Buyout Offer. Once terminated, the GMIB cannot be reinstated. In considering the factors above, and any other factors You believe relevant, You may wish to consult with Your named beneficiaries under Your Contract, Your, investment professional and other advisors. We cannot provide investment advice to You, including how to weigh any relevant factors for Your particular situation. We cannot provide any advice regarding future Account Value, including whether investment options under Your Contract will experience market gains or losses. In addition to all of the things You and Your investment professional and any other advisors consider, please also consider the following question:
Do You still think You will need the guaranteed lifetime income provided by the GMIB Rider? If You do, and after consultation with Your named beneficiaries, investment professional and other advisors, You conclude there are no other alternatives that fulfill Your needs, then the offer is most likely not appropriate for You. If, on the other hand, Your circumstances have changed since You purchased Your Contract and the guaranteed lifetime income provided by the GMIB Rider is no longer important (or there is an alternative or other income product that fulfills Your needs), then You may want to consider the offer and decide if this offer is appropriate for You.
How do You accept the GMIB Buyout Offer?
To accept this GMIB Buyout Offer, You may call us at [1-800] and indicate your acceptance or sign the election form that is included with this Supplement and either fax it to us at 1-877-549-5845, email it to us at [email address] or mail it to us at [address to be added].
You cannot accept the offer before the date specified in Your GMIB Buyout Offer letter. We must receive Your acceptance of this offer no later than the date specified in Your GMIB Buyout Offer letter.
Remember: If You accept this offer, the GMIB Buyout Amount will likely be different (more or less) than the amount in our letter, since the GMIB Buyout Amount will be determined on the Calculation Date, which will occur later. Please note that once You have accepted our offer and it has been processed on the Calculation Date, You may not revoke your acceptance.
•	If You accept this offer, the GMIB Buyout Amount will be added to Your Account Value on the Calculation Date.
We will not process Your acceptance of the offer until all applicable requirements are satisfied within the GMIB Buyout Offer Window. Acceptance notifications submitted but not processed due to your failure to provide sufficient information, or for any other reason beyond our control will not be processed.
What are Your options after You accept this GMIB Buyout Offer?
If You accept the Offer:
(i)	You may choose to remain invested in Your current Contract, or
(ii)	If You do not want to remain invested in Your Contract without the GMIB, You may, free of any withdrawal charges during the GMIB Buyout Offer Period:
(a)	terminate Your Contract and receive the Account Value which includes the GMIB Buyout Amount we add to Your Contract; or
(b)	exchange Your Contract for another annuity contract issued by an insurance company of Your choice.
To terminate or exchange Your Contract we must receive Your withdrawal request in Your Administrative Office.
Your decision to terminate or exchange Your Contract is distinct from our offer to increase Your Account Value in return for terminating Your GMIB. You can accept the GMIB Buyout Offer and remain invested in Your Contract. Should You choose to terminate or exchange Your Contract after you accept the GMIB Buyout Offer, your withdrawal charges will only be waived if you terminate or exchange your Contract on or before the last date of the GMIB Buyout Offer Window. If we receive Your request for a full surrender or exchange on the same business day we receive Your acceptance of the GMIB Buyout Offer, we will process that surrender or exchange request the same day as Your acceptance of the offer and withdrawal charges will not apply.
For example, assume that the GMIB Buyout Period is from March 1, 2022 to June 1, 2022. If an Eligible Contract Owner accepts the GMIB Buyout Offer on April 1, 2022, the GMIB Buyout Amount will be added to the Contract Owner’s Account

Value. After that date, the Contract Owner must surrender or exchange their Contract and we must have received the corresponding request at the Contract Owner’s Administrative Office in good order on or before June 1, 2022 for the waiver of surrender charges to apply.
Would accepting this offer impact Your Systematic Withdrawal Program?
If You are currently receiving a percentage of the Annual Increase Amount under the systematic withdrawal program and You accept this offer and terminate Your GMIB Rider so that the Annual Increase Amount is no longer applicable, You will need to complete a new systematic withdrawal program election form with new instructions. To obtain such a form, please contact Your Administrative Office.
Would accepting this offer impact Your Contract other benefits?
To the extent that any benefits other than the GMIB Rider provided by your Contract are contingent on Account Value, those benefits will be affected as the result of exercising the GMIB Buyout Offer. For example, the Contract’s death benefit may be impacted by the increase in Account Value resulting from the acceptance of the GMIB Buyout Offer.
What are the tax implications of accepting the offer?
The tax implications of accepting the offer could vary depending on the type of Contract You own, Your age and other factors relating to Your personal situation. Required minimum distributions (“RMDs”) under Your Contract may also be affected if you accept the GMIB Buyout Offer. You should discuss with Your tax advisor whether it makes sense for You to accept this offer.
If You accept this offer, the GMIB Buyout Amount added to Your Account Value will be treated as Contract earnings for tax purposes. Therefore, we believe that like other earnings, there will be no tax consequences unless and until You take a withdrawal from or surrender Your Contract. A withdrawal from or surrender of Your Contract may be taxable to You. An additional 10% federal income tax penalty may also apply if You are under age 59 1⁄2.
If Your Contract is a tax qualified Contract, such as an IRA, and you transfer your Account Value (including the GMIB Buyout Amount) to a financial instrument which is not another tax qualified contract (for example, if You asked us to transfer amounts to Your brokerage account so You could buy nonqualified mutual funds), it is treated just like a cash withdrawal. Generally, if it is a direct transfer to another tax qualified contract, MetLife is not required to report on Form 1099 R if You request us to directly transfer any part of Your Contract’s Account Value directly to another tax-qualified contract in a tax-free transfer.
More information about this offer
We have sent an endorsement to the Contract to all Eligible Contract Owners. If You elect to accept the GMIB Buyout Offer, You should keep the endorsement for Your Contract with Your Contract records. You will also receive a confirmation statement that reflects the increase in Account Value based on the payment made by us if You accept the GMIB Buyout Offer. If You do not accept the GMIB Buyout Offer, the endorsement will not be effective.
Please contact Your investment professional or log on to [ ] to obtain hypothetical income amounts that Your GMIB Rider may provide if You decide not to accept the GMIB Buyout Offer.
Once the GMIB Buyout Amount is added to Your Contract, it is not guaranteed. It could lose value based on the market performance and charges applicable to the underlying Divisions to which Your Account Value is allocated.
You will not incur any new fees or charges as a result of accepting this offer. All expenses we incur in connection with this offer, including legal, accounting and other fees and expenses, will be paid by us and have no effect on Your Contract regardless of whether You accept this offer.

The GMIB Buyout Amount is not a purchase payment and is not subject to any credits (i.e., bonus credits under certain classes of the Contract), that may apply to purchase payments. Therefore, You will not receive any such credit if You accept this offer.
Although we do not directly compensate Your investment professional based on Your acceptance of this offer, Your investment professional may receive payments of varying amounts that may provide an incentive in recommending whether You should accept this offer. For example, if You accept the GMIB Buyout Offer and choose to remain invested in Your Contract, the total dollar amount of any ongoing annual compensation to Your investment professional and his or her firm may increase because Your Account Value has increased. Or, if You accept the GMIB Buyout Offer and then transfer Account Value to or exchange this Contract for another financial instrument or surrender the Contract and purchase another investment product, Your investment professional may receive compensation upon completion of that transfer, exchange or purchase. You should contact Your investment professional for information about the compensation he or she receives.
The GMIB Buyout Offer, including the GMIB Buyout Offer Window, is subject to approval by the applicable state insurance agency or authority that has jurisdiction over Your Contract. State approval may vary by state and may include different terms and conditions. The GMIB Buyout Offer may not be available for all Contracts, in all states, at all times. We may suspend, modify, or terminate the offer at any time before the end of the GMIB Buyout Offer Window. If we do so, we will notify you in writing by U.S. Mail. In the future, we may make new, additional, or modified offers in connection with the GMIB with different terms that may be more or less favorable than the terms described herein. In other words, we may make an offer to a group of Contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining Contract owners in the same group. If You accept the offer, upon termination of Your GMIB You will not be eligible for any future offers related to those type of guaranteed benefits even if such future offer would have included a greater offer amount or different payment or incentive.

APPENDIX I
Description of GMIB I, GMIB II, GMIB Plus I, GMIB Plus II:
Facts About the GMIB Rider
We have provided the following explanation of the GMIB to assist you, if necessary, in considering the GMIB Buyout Offer.
Income Base and GMIB Income Payments. Under all versions of the GMIB, we calculate an “income base” (as described below) (“Income Base”) that determines, in part, the minimum amount You receive as an income payment upon exercising the GMIB and annuitizing the Contract. It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee Your Account Value or a minimum return for any Division in which you have invested. After a minimum 10 year waiting period, and then only within 30 days following a Contract Anniversary, You may exercise the GMIB. We then will apply the Income Base calculated at the time of exercise to the GMIB Annuity Table (as described below) included in the GMIB in order to determine Your minimum guaranteed lifetime fixed monthly income payments (Your actual payment may be higher than this minimum if the base Contract under its terms would provide a higher payment).
The GMIB Annuity Table. The GMIB Annuity Table is specified in the GMIB Rider. For GMIB Plus II Contracts issued on or after May 4, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10 year age set back with interest of 1.5% per year. For GMIB Plus II Contracts issued from February 24, 2009 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7 year age set back with interest of 1.5% per year. For GMIB I, GMIB II, GMIB Plus I and GMIB Plus II Contracts issued prior to February 24, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year. For GMIB Plus II Contracts issued in New York from July 14, 2008 through May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 7 year age set back with interest of 1.5% per year.
As with other pay-out types, the amount You receive as an income payment also depends on Your age, Your sex, (where permitted by state law), and the income type You select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying Your Account Value on Your annuity date to then-current annuity purchase rates.
If You exercise your GMIB, Your income payments will be the greater of:
•	the income payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the income payment determined for the same income type in accordance with the base Contract.
If You choose not to receive income payments as guaranteed under the GMIB, You may elect any of the income options available under the Contract.
GMIB Rider Fee Summary
Issue Date	Current Charge	Maximum Charge[7]
GMIB I
2/14/2003 and prior	0.35%	n/a
2/15/2003 and later[1]	0.50%	n/a
GMIB II
All Issue Dates[1]	0.50%	n/a
GMIB Plus I
2/23/2007 and prior[2]	0.75%	1.50%

GMIB Rider Fee Summary
Issue Date	Current Charge	Maximum Charge[7]
2/26/2007 and later[3]	0.80%	1.50%
GMIB Plus II
2/23/2009 and prior[3]	0.80%	1.50%
2/24/2009 and later[4]	1.00%	1.50%
New York Only:
GMIB I1	0.50%	n/a
GMIB Plus
2/23/2009 and prior[5]	0.75%	1.50%
2/24/2009 and later[6]	0.95%	1.50%
[1]	For contracts issued 5/1/2003-4/29/2005 with Annual Step-Up or Compounded Plus Death Benefit, the fee is 0.45%
[2]	Beginning 7/1/12, rider charge increased to 1.00% upon Step-Up
[3]	Beginning 7/1/12, rider charge increased to 1.20% upon Step-Up
[4]	Beginning 7/1/12, rider charge increased to 1.20% upon Step-Up for contracts with 6% annual increase rate
[5]	Beginning 7/1/12, rider charge increased to 1.15% upon Step-Up
[6]	Beginning 7/1/12, rider charge increased to 1.15% upon Step-Up for contracts with 6% annual increase rate
[7]	The maximum rider charge that can be charged upon Step-Up
Description of GMIB Plus II
The GMIB Plus II may be exercised after a 10 year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30 day period following the Contract Anniversary on or following the Owner’s 90th birthday.
Income Base
The Income Base is equal to the greater of (a) or (b) below:
(a)	Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to Your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to Your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value will not be recalculated after the Contract Anniversary immediately preceding Your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge).
(b)	Annual Increase Amount: On the date we issue Your Contract, the “Annual Increase Amount” is equal to Your initial purchase payment. All purchase payments received within 120 days of the date we issue Your Contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)	is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and
(ii)	is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set

equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
For Deferred Annuities issued in New York State, the Annual Increase Amount shall not exceed 270% of total purchase payments or, if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up for GMIB Plus II (see “Optional Step-Up” below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of Your purchase payments.
Annual Increase Rate. As noted above, we calculate an Income Base under the GMIB that helps determine the minimum amount You receive as an income payment upon exercising the GMIB. One of the factors used in calculating the Income Base is called the “Annual Increase Rate.”
Through the Contract Anniversary immediately prior to the Your 91st birthday, the Annual Increase Rate is 5%.
During the 30 day period following the Contract Anniversary immediately prior to the Your 91st birthday, the Annual Increase Rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)	The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributable to the withdrawal (including any applicable Withdrawal Charge); or
(b)	If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to You (or to the Annuitant, if the Deferred Annuity is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
On the first Contract Anniversary, “at the beginning of the Contract Year” means on the issue date; on any later Contract Anniversary, “at the beginning of the Contract Year” means on the prior Contract Anniversary.
As described in (a) above, if in any Contract Year You take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable Withdrawal Charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of income payments under the GMIB. Limiting Your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, will result in dollar-for-dollar treatment of the withdrawals as described in (b) immediately above.
Partial annuitizations are not permitted.
In determining the GMIB Plus II income payments, an amount equal to the Withdrawal Charge that would apply upon a complete withdrawal and the amount of any premium taxes and other taxes that may apply will be deducted from the Income Base. For purposes of calculating the Income Base, purchase payment credits (i.e., bonus payments) are not included.
Optional Step-Up. On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to your Account Value. An Optional Step-Up may be beneficial if Your Account Value has grown at a rate above the Annual Increase Rate on the Annual Increase Amount (5%). An Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if You elect to reset the Annual Increase Amount, we will also restart the 10 year waiting period. In addition, we may reset the GMIB charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same GMIB available for new Contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest Joint Contract Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If Your Deferred Annuity has both the GMIB Plus II and the EDB I, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.
You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at Your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a step-up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and charge) will continue, and You may choose to elect a onetime Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive Your request to exercise the Optional Step-Up in writing, at Your Administrative Office, or by any other method acceptable to us. We must receive Your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.
The Optional Step-Up:
(1)	resets the Annual Increase Amount to the Account Value on the Contract Anniversary following the receipt of an Optional Step-Up election;
(2)	resets the waiting period to exercise the GMIB Plus II to the 10th Contract Anniversary following the date the Optional Step-Up took effect;
(3)	For Contracts issued in New York State only, We may reset the maximum Annual Increase Amount to a percentage (270%) multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and
(4)	We may reset the charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to Deferred Annuity purchases at the time of the step-up is higher than Your current charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You decline the Automatic Annual Step-Up, You must notify us in accordance with our administrative procedures (currently we require You to submit Your request in writing to Your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once You notify us of Your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing to our Administrative Office that You wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive Your request for reinstatement.

On the date of the step-up, the Account Value on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. There are certain investment allocation restrictions under the GMIB Plus II.
Current Restrictions on Subsequent Purchase Payments. Subsequent purchase payments under the GMIB Plus II are restricted, subject to state variations.
Guaranteed Principal Option. On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the Owner’s 91st birthday, You may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant’s age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive Your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.
By exercising the Guaranteed Principal Option, You elect to receive an additional amount to be added to Your Account Value intended to restore Your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)	is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option), and
(b)	the Account Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.
For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits (i.e., bonus credits) are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Division in the ratio the portion of the Account Value in such Division bears to the total Account Value in all Divisions. Only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus II will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The Contract, however, will continue, and the GMIB Plus II allocation and subsequent purchase payment restrictions will no longer apply. If You elected both the GMIB Plus II and the EDB I, the EDB I investment allocation restrictions and the subsequent purchase payment restrictions will continue to apply as long as EDB I has not terminated.
The Guaranteed Principal Option is not available in the state of Washington.
Exercising the GMIB Plus II. If You exercise the GMIB Plus II, You must elect to receive income payments under one of the following income types:
(1)	Lifetime Income Annuity with a 5-Year Guarantee Period.
(2)	Lifetime Income Annuity for Two with a 5 Year Guarantee Period. Based on Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years. (For Contracts issued in New York State, this income type is only available if the Youngest Annuitant’s attained age is 35 or older).
These options are described in the Contract and the GMIB Plus II.

The GMIB Annuity Table is specified in the GMIB Rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10 year age set back with interest of 1.5% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income payment type You select, Your age, and Your sex (where permitted under state law). The annuity rates for attained ages 86 or 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying Your Account Value on Your annuity date to then current annuity purchase rates.
If You exercise the GMIB Plus II, Your income payments will be the greater of: the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or the income payment determined for the same income payment type in accordance with the base Contract.
If You take a full withdrawal of Your Account Value, Your Contract is terminated by us due to its small Account Value and inactivity, or Your Contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, Your income payments under the GMIB Plus II, if any, will be determined using the Income Base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates (Does not apply to Contracts issued in New York State). The GMIB payout rates are enhanced under either of the following circumstances, if:
(a)	You take no withdrawals prior to age 62;
(b)	your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is an Income Base remaining; and
(c)	the income type You select is the Lifetime Income Annuity with a 5 Year Guarantee Period
Then the annual income payments under the GMIB Plus II will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).
For example, if an Owner dies and the Owner’s spouse (age 89 or Younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus II. If the spouse elects to continue the Contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse’s eligibility for the enhanced payout rates described above is based on the Owner’s age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner’s spouse continued the Contract and the GMIB Plus II, the spouse would be eligible for the 5.5% enhanced payout rate described above, even if the spouse were Younger than age 62 at the time the Contract was continued. If the spouse elects to continue the Contract and the Owner had not taken any withdrawals prior to his or her death, the spouse’s eligibility for the enhanced payout rates described above is based on the spouse’s age when the spouse begins to take withdrawals.
If an Owner dies and the Owner’s spouse (age 89 or Younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus II. If the spouse elects to continue the Contract and the Owner had begun to take withdrawals prior to his or her death, and the Contract Owner was older than the spouse, the spouse’s eligibility for the Enhanced Payout Rates described above is based on the Contract Owner’s age when the withdrawals began. For example, if a Contract Owner had begun to take withdrawals at age 62 and subsequently died, if that Contract Owner’s spouse continued the Contract and the GMIB Plus II, the spouse would be eligible for the 5.5% Enhanced Payout Rate as described above, even if the spouse were younger than age 62 at the time the Contract was continued. If the spouse elects to continue the Contract and the Contract Owner had not taken any withdrawals prior to his or her death, the spouse’s eligibility for the Enhanced Payout Rates described above is based on the spouse’s age when the spouse begins to take withdrawals.
Similarly, if:
(a)	You take no withdrawals prior to age 60;

(b)	Your Account Value is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and
(c)	the income type You select is the Lifetime Income Annuity with a 5 Year Guarantee Period.
Then the annual income payments under the GMIB Plus II will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If You choose not to receive income payments as guaranteed under the GMIB Plus II, You may elect any of the pay-out options under the Contract.
If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to You instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.
Terminating the GMIB Plus II. Except as otherwise provided, the GMIB Plus II will terminate upon the earliest of:
(a)	The 30th day following the Contract Anniversary on or following Your 90th birthday;
(b)	The date You make a complete withdrawal of Your Account Value (if there is an Income Base remaining You will receive payments based on the remaining income base) (a pro rata portion of the annual optional benefit charge will be assessed).
(c)	The date You elect to receive income payments under the Contract and You do not elect to receive payments under the GMIB Plus II (a pro rata portion of the annual optional benefit charge will be assessed);
(d)	Death of the Contract Owner or Joint Contract Owner (unless the spouse (aged 89 or Younger) is the Beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;
(e)	A change for any reason of the Contract Owner or Joint Contract Owner (or Annuitant, if the Contract Owner is a non-natural person), subject to our administrative procedures; (a pro rata portion of the annual optional benefit charge will be assessed);
(f)	The effective date of the Guaranteed Principal Option; or
(g)	The date You assign Your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed).
If a Contract Owner or Joint Contract Owner dies and:
•	the spouse elects to continue the Contract and the GMIB Plus II under termination provision (d) above; and
•	before the 10 year waiting period to exercise the GMIB Plus II has elapsed, the GMIB Plus II will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse’s 90th birthday);
we will permit the spouse to exercise the GMIB Plus II within the 30 days following the Contract Anniversary on or following his or her 90th birthday, even though the 10 year waiting period has not elapsed.
When the GMIB Plus II terminates, the corresponding GMIB Plus II charge terminates and GMIB Plus II investment restrictions no longer apply. However, if You elected both the GMIB Plus II and the EDB I, and only the GMIB Plus II has terminated, the restrictions on subsequent purchase payments will continue to apply.
For Contracts issued in all states except New York from February 24, 2009 through May 1, 2009, the following differences apply:
(1)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per year;
(2)	The GMIB payout rates are enhanced to be at least (a) 6% of the Income Base (calculated on the date the payments are determined) in the event: (i) You take no withdrawals prior to age 62; (ii) Your Account Value is fully withdrawn or decreases to zero on or after age 62 and there is Income Base remaining; and (iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) You take no withdrawals prior to age 60; (ii) Your Account Value is fully withdrawn or decreases to zero on or after age 60 and there is Income Base remaining; and (iii) You select the Lifetime Income Annuity with a 10 Year Guarantee Period;
(3)	Different investment allocation restrictions apply;
(4)	The Annual Increase Rate is 6% through the Contract Anniversary immediately prior to Your 91st birthday, and 0% per year thereafter;
(5)	If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to You (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year; and
(6)	The fixed annuity options are the Lifetime Income Annuity with a 10 Year Guaranteed Period (if You choose to start the annuity option after age 79, the year of the guarantee period component of the annuity option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the Lifetime Income Annuity for Two with a 10 Year Guarantee Period. (Based upon Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the Joint Annuitants, who are non-spouses, is greater than 10 years.)
(7)	If Your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the Contract Anniversary on which the Optional Step-Up occurs.
For Contracts issued in New York State on or before May 1, 2009, the following differences apply:
(1)	The annual increase rate is 6% through the Contract Anniversary immediately prior to Your 91st birthday, and 0% per year thereafter;
(2)	The GMIB annuity rates for attained ages 85-90 are the same as those for attained age 84;
(3)	Different investment allocation restrictions apply;
(4)	The Lifetime Income Annuity for Two income option type is only available if the oldest Annuitant’s attained age is 55 or older
(5)	The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up;
(6)	If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to You (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals(including any applicable Withdrawal Charge) in that Contract Year; and
(7)	The GMIB Annuity Table is calculated based upon the Annuity Mortality Table with a 7-year age set back with interest of 1.5% per year.
(8)	If Your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the Contract Anniversary on which the Optional Step-Up occurs.
For Contracts issued in all states except New York on or before February 23, 2009, the GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7 year age set back with interest of 2.5% per year; the GMIB payout rates are enhanced to be at least 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) You take no withdrawals prior to age 60; (ii) Your Account Value is fully withdrawn or decreases to zero on or after age 60 and there is Income Base remaining; and (iii) the annuity option You select is the Lifetime Income Annuity with a 10 Year Guarantee Period and differences (3) through (7) in the non-New York version apply.
Description of GMIB Plus I
GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner’s 85th birthday.
GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:
(1)	The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the Owner’s 85th birthday and 0% thereafter.
(2)	An “Optional Step-Up” under the GMIB Plus II is referred to as an “Optional Reset” under the GMIB Plus I. An Optional Reset is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest Joint Contract Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.
(3)	If Your income base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1,2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the Contract Anniversary on which the Optional Reset occurs.
(4)	Termination provision (g) above does not apply and the following replaces termination provision (a), above: The 30th day following the Contract Anniversary on or following Your 85th birthday.
and the following replaces provision (d) above:
Death of the Contract Owner or Joint Contract Owner (unless the spouse (age 84 or Younger) is the Beneficiary and elects to continue the Contract), or the death of the Annuitant if a non-natural person owns the Contract.
and the following replaces the paragraph immediately after provision (g) above:
If a Contract Owner or Joint Contract Owner dies and:
•	the spouse elects to continue the Contract and the GMIB Plus I optional benefit under termination provision (d) above; and
•	before the 10 year waiting period to exercise the GMIB Plus I optional benefit has elapsed, the GMIB Plus I optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB Plus I optional benefit within the 30 days following the Contract Anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(5)	If You elect the GMIB Plus I, You are limited to allocating Your purchase payments and Account Value among certain funding options.
(6)	The Guaranteed Principal Option may be exercised starting with the tenth Contract Anniversary prior to the Contract Owner’s 86th birthday.
(7)	We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I benefit and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a class of the Contract.
(8)	If You exercise the GMIB Plus I benefit under the life annuity with 10 years of annuity payments guaranteed option, the Guaranteed Period is 5 years for ages 84-85.
(9)	If You exercise the GMIB Plus I benefit under the life annuity, 10 years of annuity payments are guaranteed.
(10)	If approved in Your state, the GMIB payout rates are enhanced to be at least 6% of the income base(calculated on the date the payments are determined) in the event; (i) You take no withdrawals prior to age 60; (ii) Your Account Value is fully withdrawn or decreases to zero on or after age 60 and there is no income base remaining; and (iii) the annuity option You select is the Lifetime Income Annuity with a-Year Guarantee Period.
(11)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7 year age setback with interest of 2.5% per year.
For Contracts issued prior to July 16, 2007, the GMIB Plus I payout rates described in (10) above will not be applied.
For Contracts issued prior to February 26, 2007, the GMIB Plus I differs with respect to the calculation of the Annual Increase Amount and the applicable benefit charge. Specifically: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner’s 85th birthday, and (b) the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph “a” of the “Income Base” section above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year; and (2) the additional charge for the GMIB Plus I is 0.75% of the Income Base (with a maximum Optional Reset charge of 1.50% of the Income Base applicable upon the exercise of the Optional Reset feature). If Your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the Contract Anniversary on which the Optional Reset occurs.
Description of GMIB II
The GMIB II may be exercised after a 10 year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the Owner’s 85th birthday.
The GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:
(1)	The additional charge for GMIB II is 0.50%
(2)	The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:
a.	the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner’s 85th birthday and 0% thereafter, and
b.	the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph “(a)” of the “Income Base” section of “Description of GMIB Plus II” above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.
(3)	There is no Guaranteed Principal Option.
(4)	There is no Optional Step-Up feature.
(5)	There are no limitations to how You may allocate Your purchase payments and Account Value among the investment choices.
(6)	The following replaces termination provision (a), above: The 30th day following the Contract Anniversary on or following Your 85th birthday.
(7)	The following replaces termination provision (e), above:
A change for any reason of the Owner or Joint Owner or the Annuitant if a non-natural person owns the Contract.
(8)	Termination provisions, (f) and (g), above, do not apply.
(9)	The fixed annuity options are the Lifetime Income Annuity with a 10 year Guarantee Period (if You choose to annuitize after age 79, the Guarantee Period is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82,

6 years at age 83, or 5 years at age 84 and 85) or the Lifetime Income Annuity for Two with a 10 year Guarantee Period (not available for qualified Contracts where the difference in ages of the Joint Annuitants, who are non-spouses, is greater than 10 years).
(10)	The following replaces termination provision (d), above: Death of the Owner or Joint Owner unless the spouse (age 84 or Younger) is the Beneficiary and elects to continue the Contract, or death of the Annuitant if a non-natural person owns the Contract.
(11)	If a Contract Owner or Joint Contract Owner dies and:
•	the spouse elects to continue the Contract and the GMIB II optional benefit under termination provision (d) above; and
•	before the 10-year waiting period to exercise the GMIB II optional benefit has elapsed, the GMIB II optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB II optional benefit within the 30 days following the Contract Anniversary on or following his or her 85th birthday, even though the 10 year waiting period has not elapsed.
(12)	There are no enhanced payout rates.
(13)	The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7 year age setback with interest of 2.5% per year.
(14)	Subsequent purchase payments are not currently restricted under the GMIB II.
Description of GMIB I
The GMIB I may be exercised after a 10 year waiting period, up through age 85, within 30 days following a Contract Anniversary.
The GMIB I is identical to the GMIB II, with the following exceptions:
(1)	The GMIB I Income Base is calculated as described above in “Description of GMIB Plus II — Income Base”, except that:
(a)	Withdrawals may be payable as You direct without affecting the withdrawal adjustments;
(b)	The annual increase rate is 6% per year through the Contract Anniversary immediately prior to the Owner’s 81st birthday and 0% thereafter; and
(c)	If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous Contract Anniversary, if later, the total withdrawal adjustments for the Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(2)	The following replaces termination provision (d), above:
Death of the Owner or death of the Annuitant if a non-natural person owns the Contract.
(3)	If You take a full withdrawal of Your Account Value, Your Contract is terminated by us due to its small Account Value and inactivity or Your Contract lapses, the GMIB I terminates (even if there remains any Income Base) will be made under the benefit.
(4)	Subsequent purchase payments under the GMIB I are currently restricted, subject to state variations.
We currently waive the contractual requirement that terminates the GMIB I in the event of the death of the Owner in circumstances where the spouse of the Owner elects to continue the Contract. In such event, the GMIB I will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this Prospectus who have elected GMIB I.

PART C
OTHER INFORMATION
Item 27. Exhibits
(a)	Resolution of the Board of Directors of Metropolitan Life establishing Separate Account E.(1)
(b)	Not applicable.
(c)(1)	Amended and Restated Principal Underwriting Agreement with MetLife Investors Distribution Company Filed with Post-Effective Amendment No. 31 to this Registration Statement, on April 23, 2019. As incorporated by reference.
(c)(2)	Form of Metropolitan Life Insurance Company Sales Agreement.(13)
(c)(2)(i)	Form of Retail Sales Agreement (MLIDC Retail Sales Agreement 7-1-05)(LTC).(13)
(c)(2)(ii)	Form of Enterprise Selling Agreement 02-10 (MetLife Investors Distribution Company Sales Agreement).(21)
(c)(2)(iii)	Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement).(26)
(d)	Form of Deferred Annuity Contract. (2)
(d)(1)	ROTH Individual Retirement Annuity Endorsement–Form ML-446.2 (9/02). (5)
(d)(2)	401(a)/403(a) Plan Endorsement. Form ML-401.2(9/02). (5)
(d)(3)	Individual Retirement Annuity Endorsement. Form ML-408.2(9/02). (6)
(d)(4)	SIMPLE Individual Retirement Annuity Endorsement. Form: ML-439.1 (9/02). (5)
(d)(5)	Tax Sheltered Annuity Endorsement. Form ML-398.2 (9/02). (5)
(d)(6)	Guaranteed Minimum Income Benefit Rider–Living Benefit ML-560-1 (03/03). (10)
(d)(7)	Guaranteed Withdrawal Benefit Rider. (9) Filed with Post-Effective Amendment No. 6 to this Registration Statement on May 18, 2004.
(d)(8)	Guaranteed Minimum Income Benefit Form ML-560-2 (5/05). (6)
(d)(9)	Enhanced Dollar Cost Averaging Rider Form ML-510-1 (5/05). (6)
(d)(10)	Non-Qualified Annuity Endorsement Form ML-NQ (11/04)-I. (9)
(d)(11)	Guaranteed Withdrawal Benefit Endorsement. Form ML-GWB(11/05) E. (10)
(d)(12)	Designated Beneficiary Non-Qualified Annuity Endorsement. Form ML-NQ (11/05)-I. (10)
(d)(13)	Guaranteed Minimum Accumulation Benefit Rider. Form ML-670-1(11/05). (10)
(d)(14)	Guaranteed Withdrawal Benefit Rider. Form ML-670-2 (11/05) (Enhanced). (10)
(d)(15)	Lifetime Withdrawal Guarantee Benefit Rider. Form MLI-690-1.24 (7/04). (12)
(d)(15)(i)	Lifetime Withdrawal Guarantee Benefit Rider - Specifications Form 8028-4 (11/05). (12)
(d)(16)	Lifetime Guaranteed Withdrawal Benefit Rider ML-690-4(4/08). (17)
(d)(16)(i)	Lifetime Guaranteed Withdrawal Benefit - Contract Schedule (ML-ELGWB (4-08)). (14)
(d)(17)	Guaranteed Minimum Income Benefit Rider - Living Benefit - ML-560-4 (4/08). (17)
(d)(17)(i)	Guaranteed Minimum Income Benefit - Contract Schedule (ML-EGMIB (4-08)). (14)
(d)(18)	Guaranteed Minimum Death Benefit (GMDB)Rider ML-640-1(4/08). (17)
(d)(18)(i)	Guaranteed Minimum Death Benefit - Contract Schedule(ML-EDB(4-08)). (14)
(d)(19)	GMIB Buyout Offer (to be filed by amendment).
(e)	Application Form for the Deferred Annuity. (2)
(e)(1)	Variable Annuity Application Preference Plus Select(R) PPS APP (06/06)LWG (04/07) with Arizona Free Look
(e)(2)	Variable Annuity Application Preference Plus Select(R) Form PPS APP (04/08) GMDB (04/08). (19)
(f)(1)	Amended and Restated Charter of Metropolitan Life.(4)
(f)(2)	Amended and Restated By-Laws of Metropolitan Life.(8)

(g)	Automatic Reinsurance Agreement between Metropolitian Life Insurance Company and Exeter Reassurance Company, LTD. effective December 1, 2004. Agreement No. 17258. (14)
(g)(i)	Amendment No. 1 as of May 1, 2005. (14
(g)(ii)	Amendment No. 2 as of November 1, 2005 (14)
(g)(iii)	Amendment No. 3 as of June 12, 2006 (14)
(g)(iv)	Amendment No. 4 as of February 26, 2007 (14)
(g)(v)	Amendment No. 5 as of June 30, 2007 (14)
(g)(vi)	Amendment No. 6 as of July 16, 2007 (14)
(g)(vii)	Amendment No. 7, as of April 28, 2008 (25)
(g)(viii)	Amendment No. 8, as of July 1, 2008 (25)
(g)(ix)	Amendment No. 9 as of July 14, 2008 (25)
(g)(x)	Amendment No. 10 dated October 10, 2008, as of November 10, 2008 (25)
(g)(xi)	Amendment No. 11 as of February 20, 2009 (25)
(g)(xii)	Amendment No. 12 as of May 4, 2009 (25)
(g)(xiii)	Amendment No. 13 as of July 10, 2009 (25)
(g)(xiv)	Amendment No. 14 as of July 19, 2010 (25)
(g)(xv)	Amendment No. 15 as of December 31, 2010 (25)
(g)(xvi)	Amendment No. 16 as of April 29, 2011 (25)
(g)(xvii)	Amendment No. 17 as of October 10, 2011 (25)
(g)(xviii)	Amendment No. 18 as of April 1, 2012 (27)
(g)(xix)	Amendment No. 19 as of September 30, 2012 (27)
(g)(xx)	Amendment No. 20 as of July 1, 2012 (27)
(g)(xxi)	Amendment No. 21 as of February 4, 2013 (28)
(g)(xxii)	Amendment No. 22 as of April 29, 2013 (28)
(g)(a)	Partial Commutation Agreement between Exeter Reassurance Company, Ltd. and Metropolitan Life Insurance Company (effective November 1, 2014). (20)
(h)(1)	Participation Agreement–New England Zenith Fund. (3)
(h)(2)	Participation Agreement–American Funds Insurance Series. (2)
(h)(2)(i)	Participation Agreement–American Funds Insurance Series - Summary (22) N-4 on April 12, 2011. As incorporated herein by reference.
(h)(2)(ii)	Amendment No. 4 to Participation Agreement between Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated November 19, 2014. (29)
(h)(3)	Participation Agreement–Met Investors Series Trust. (4)
(h)(3)(i)	First Amendment to the Participation Agreement. (23)
(h)(3)(ii)	Second Amendment to the Participation Agreement. (23)
(h)(3)(iii)	Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (24)
(h)(4)	Participation Agreement–Metropolitan Series Fund. (16)
(h)(4)(i)	Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (24)

(h)(5)(i)	Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust I, Metropolitan Life Insurance Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC. (32)
(h)(5)(ii)	Amendment dated January 1, 2021 to the Participation Agreements with Brighthouse Funds Trust I. (33)
(h)(6)(i)	Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust II, Metropolitan Life Insurance Company, Brighthouse Investment Advisers, LLC and Brighthouse Securities, LLC. (32)
(h)(6)(ii)	Amendment dated January 1, 2021 to the Participation Agreements with Brighthouse Funds Trust I. (33)
(i)	Not applicable
(j)	Not applicable
(k)	Opinion of Counsel. (2)
(l)	Consent of Independent Registered Public Accounting Firm. (to be filed by amendment)
(m)	Not applicable.
(n)	Not applicable.
(o)	Not applicable.
(p)	Powers of Attorney for Metropolitan Life Insurance Company and its designated Separate Accounts (Incorporated herein by reference to the Registration Statement on form S-3 (File No. 333-234816) filed on November 22, 2019.)
1.	Filed with Post-Effective Amendment No. 19 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.
2.	Filed with Pre-Effective Amendment No.1 to this Registration Statement on August 3, 2001.
3.	Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.
4.	Filed with Registration Statement No. 333-83716/811-4001 for Metropolitan Life Separate Account E on Form N-4 on March 5, 2002. As incorporated herein by reference.
5.	Filed with Post-Effective Amendment No. 2 to this Registration Statement on April 10, 2003.
6.	Filed with Post-Effective Amendment No. 7 to this Registration Statement on April 8, 2005.
7.	Filed with Post-Effective Amendment No. 4 to this Registration Statement on April 20, 2004.
8.	Filed with Amendment No. 16 to this Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on January 16, 2008.
9.	Filed with Post-Effective Amendment No. 6 to this Registration Statement on May 18, 2004.
10.	Filed with Post-Effective Amendment No. 8 to this Registration Statement on July 29, 2005.
11.	Filed with Post-Effective Amendment No. 9 to this Registration Statement on October 14, 2005.
12.	Filed with Post-Effective Amendment No. 12 to this Registration Statement on April 5, 2006.
13.	Filed with Post-Effective Amendment No. 30 to Registration Statement Number 002-90380/811-4001 on for Metropolitan Life Insurance Company on Form N-4 on October 22, 2003. As incorporated herein by reference.
14.	Filed with Post-Effective Amendment No. 18 to this Registration Statement on March 31, 2008.
15.	Filed with Post-Effective Amendment No. 15 to this Registration Statement on July 12, 2007.
16.	Filed with Post-Effective Amendment No. 9 to Registration Statement 333-83716/811-4001 for Metropolitan Life Separate Account E on September 10, 2007. As incorporated herein by reference.
17.	Filed with Post-Effective Amendment No. 17 to this Registration Statement on January 17, 2008.
18.	Filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-133675/811-07534 for Paragon Separate Account B on Form N-6 on February 6, 2008. As incorporated herein by reference.
19.	Filed with Post-Effective Amendment No. 19 to this Registration Statement on April 17, 2008.
20.	Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 15, 2015. As incorporated herein by reference.
21.	Filed with Post-Effective Amendment No. 14 to Registration Statement File No. 333 83716 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2010. As incorporated herein by reference.
22.	Filed with Post-Effective Amendment No. 15 to Registration Statement File No. 333-83716 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2011. As incorporated herein by reference.

23.	Filed with Post-Effective Amendment No. 2 to Registration Statement File No. 333-153109/811-04001 for Metropolitan Life Separate Account E on Form N-4 on June 26, 2009. As incorporated herein by reference.
24.	Filed with Post-Effective Amendment No. 16 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.
25.	Filed with Post-Effective Amendment No. 3 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2012. As incorporated herein by reference.
26.	Filed with Post-Effective Amendment No. 17 to Registration Statement File No. 333-83716/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.
27.	Filed with Post-Effective Amendment No. 12 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 11, 2013. As incorporated herein by reference.
28.	Filed with Post-Effective Amendment No. 13 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 10, 2014. As incorporated herein by reference.
29.	Filed with Port-Effective Amendment No. 18 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 13, 2016. As incorporated herein by reference.
30.	Filed with Port-Effective Amendment No. 28 to Registration Statement File No. 333-52366/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 25, 2016. As incorporated herein by reference.
31.	Filed with Post-Effective Amendment No. 31 to this Registration Statement on April 23, 2019.
32.	Filed with Post-Effective Amendment No. 19 to Registration Statement File No. 333-176654/811-04001 for Metropolitan Life Separate Account E on Form N-4 on April 12, 2017.
33.	Filed with Post-Effective Amendment No. 27 to the Registration Statement for Metropolitan Life Separate Account E on Form N-4 (File No. 333-83716/811-04001) filed April 30, 2021. As incorporated herein by reference.
Item 28. Directors and Officers of Depositor
Name and Principal Business Address	Positions and Offices with Depositor
R. Glenn Hubbard
Chairman of the Board, MetLife, Inc.
Dean Emeritus and Russell L. Carson Professor
of Economics and Finance, Graduate School of
Business, and Professor of Economics, Faculty of
Arts and Sciences, Columbia University
200 Park Avenue
New York, NY 10166	Chairman of the Board and Director
Michel A. Khalaf President and Chief Executive Officer MetLife, Inc. 200 Park Avenue New York, NY 10166	President and Chief Executive Officer and Director
Cheryl W. Grisé Former Executive Vice President, Northeast Utilities 200 Park Avenue New York, NY 10166	Director
Carlos M. Gutierrez Co-Chair, The Albright Stonebridge Group 200 Park Avenue New York, NY 10166	Director
Gerald L. Hassell Former Chairman of the Board and Chief Executive Officer, The Bank of New York Mellon Corporation 200 Park Avenue New York, NY 10166	Director

Name and Principal Business Address	Positions and Offices with Depositor
David L. Herzog Former Chief Financial Officer and Executive Vice President of American International Group 200 Park Avenue New York, NY 10166	Director
Edward J. Kelly, III Former Chairman, Institutional Clients Group, Citigroup, Inc. 200 Park Avenue New York, NY 10166	Director
William E. Kennard Former U.S. Ambassador to the European Union 200 Park Avenue New York, NY 10166	Director
Catherine R. Kinney Founding President and Co-Chief Operating Officer, New York Stock Exchange, Inc. 200 Park Avenue New York, NY 10166	Director
Diana McKenzie Former Chief Information Officer Workday, Inc. 200 Park Avenue New York, NY 10166	Director
Denise M. Morrison Former President and Chief Executive Officer Campbell Soup Company 1 Campbell Place Camden, NJ 08103	Director
Mark A. Weinberger Former Global Chairman and Chief Executive Officer of EY Company 200 Park Avenue New York, NY 10166	Director
Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 200 Park Avenue, New York, NY 10166 unless otherwise noted below.
NAME	POSITIONS WITH DEPOSITOR
Michel A. Khalaf	President and Chief Executive Officer
Marlene Debel	Executive Vice President and Chief Risk Officer
Toby Brown	Executive Vice President and Chief Auditor
Stephen W. Gauster	Executive Vice President and General Counsel
John Dennis McCallion	Executive Vice President and Chief Financial Officer
Lyndon Oliver	Executive Vice President and Treasurer
Bill Pappas	Executive Vice President, Global Technology & Operations
Susan Podlogar	Executive Vice President and Chief Human Resources Officer
Tamara Schock	Executive Vice President and Chief Accounting Officer

NAME	POSITIONS WITH DEPOSITOR
Ramy Tadros	President, U.S. Business
Steven J. Goulart	Executive Vice President and Chief Investment Officer
Kishore Ponnavolu	President, Asia
Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.
The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law.  Under said law the assets allocated to the Separate Account are the property of Metropolitan Life Insurance Company.  Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.  The following outline indicates those persons who are controlled by or under common control with MetLife, Inc.  No person is controlled by the Registrant.

ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
AS OF December 31, 2020
The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2020. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors’ qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	MetLife Group, Inc. (NY)
	1.	MetLife Pet Insurance Solutions, LLC (KY)
	2.	Versant Health, Inc. (DE)
		a)	Versant Health Holdco, Inc . (DE)
			i)	Versant Health Consolidation Corp, (DE)
				1)	WDV Acquisition Corp, (DE)
					aa)	Davis Vision, Inc. (NY)
						aaa)	Versant Health Lab, LLC (DE)
						bbb)	Davis Vision IPA, Inc. (NY)
				2)	Superior Vision Holdings, Inc. (DE)
					aa)	Superior Procurement, Inc. (DE)
					bb)	Superior Vision Services, Inc. (DE)
						aaa)	Superior Vision Insurance, Inc. (AZ)
				3)	Block Vision Holdings Corporation (DE)
					aa)	Vision Twenty-One Managed Eye Care IPA, Inc. (NY)
					bb)	Superior Vision Insurance Plan of Wisconsin, Inc. (WI)
					cc)	Vision 21 Physician Practice Management Company (FL)
					dd)	Superior Vision Benefit Management, Inc. (NJ)
						aaa)	Vision 21 Managed Eye Care of Tampa Bay, Inc. (FL)
						bbb)	Block Vision of Texas, Inc. (TX)
						ccc)	UVC Independent Practice Association, Inc. (NY)
						ddd)	MEC Health Care, Inc. (MD)
						eee)	Superior Vision of New Jersey, Inc. (NJ)
	3.	MetLife Services and Solutions, LLC (DE)
		a)	MetLife Solutions Pte. Ltd. (Singapore)
			i)	MetLife Services East Private Limited (India) - 99.99% is owned by MetLife Solutions Pte. Ltd. and .01% by Natiloportem Holdings, LLC
			ii)	MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.
B.	MetLife Home Loans, LLC (DE)
C.	Metropolitan Tower Life Insurance Company (NE)
	1.	MTL Leasing, LLC (DE)
		a)	PREFCO XIV Holdings LLC (CT)
	2.	MetLife Assignment Company, Inc. (DE)

D.	MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company (“ALICO”), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.
	1.	MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited (“ITAS”) and the rest by third parties.
		a)	MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.
	2.	Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.
		a)	AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.
			i)	Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.
				1)	AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.
	3.	MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.
E.	MetLife Digital Ventures, Inc. (DE)
F.	Metropolitan Property and Casualty Insurance Company (RI)
	1.	Metropolitan General Insurance Company (RI)
	2.	Metropolitan Casualty Insurance Company (RI)
	3.	Metropolitan Direct Property and Casualty Insurance Company (RI)
	4.	MetLife Auto & Home Insurance Agency, Inc. (RI)
	5.	Metropolitan Group Property and Casualty Insurance Company (RI)
	6.	Metropolitan Lloyds, Inc. (TX)
		a)	Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.
	7.	Economy Fire & Casualty Company (IL)
		a)	Economy Preferred Insurance Company (IL)
		b)	Economy Premier Assurance Company (IL)
G.	Newbury Insurance Company, Limited (DE)
H.	MetLife Investors Group, LLC (DE)
	1.	MetLife Investors Distribution Company (MO)
	2.	MetLife Investments Securities, LLC (DE)
I.	Metropolitan Life Insurance Company (“MLIC”) (NY)
	1.	MTU Hotel Owner, LLC (DE)
	2.	ML-AI MetLife Member 5, LLC (DE)
	3.	Pacific Logistics Industrial South, LLC (DE)
	4.	ML Clal Member, LLC (DE)
	5.	ML Third Army Industrial Member, LLC (DE)
	6.	MFA Financing Vehicle CTR1, LLC (DE)
	7.	ML One Bedminster, LLC (DE)

	8.	METLIFE ASHTON AUSTIN OWNER, LLC (DE)
	9.	METLIFE ACOMA OWNER, LLC (DE)
	10.	MET 1065 HOTEL, LLC (DE)
	11.	ML MATSON MILLS MEMBER LLC (DE)
	12.	White Tract II, LLC (DE)
	13.	MetLife Japan US Equity Owners LLC (DE)
1.	ML Sloan’s Lake Member, LLC (DE) - Metropolitan Life Insurance Company owns 55% and 45% by Metropolitan Tower Life Insurance Company.
	2.	St. James Fleet Investments Two Limited (Cayman Islands)
		a)	OMI MLIC Investments Limited (Cayman Islands)
	3.	MLIC Asset Holdings II LLC (DE) MCJV, LLC (DE)
		a)	El Conquistador MAH II LLC (DE)
	4.	CC Holdco Manager, LLC (DE)
	5.	Transmountain Land & Livestock Company (MT)
	6.	Missouri Reinsurance, Inc. (Cayman Islands)
	7.	Metropolitan Tower Realty Company, Inc. (DE)
		a)	Midtown Heights, LLC (DE)
	8.	MetLife RC SF Member, LLC (DE)
	9.	23rd Street Investments, Inc. (DE)
		a)	MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.
		b)	MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.
			i)	Met Canada Solar ULC (Canada)
	10.	MetLife Holdings, Inc. (DE)
		a)	MetLife Credit Corp. (DE)
		b)	MetLife Funding, Inc. (DE)
	11.	ML Southlands Member, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% by Metropolitan Tower Life Insurance Company.
ML PORT CHESTER SC MEMBER, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% is owned by Metropolitan Tower Life Insurance Company.
	12.	Corporate Real Estate Holdings, LLC (DE)
	13.	MetLife Tower Resources Group, Inc. (DE)
	14.	ML Sentinel Square Member, LLC (DE)
	15.	MetLife Securitization Depositor, LLC (DE)
	16.	WFP 1000 Holding Company GP, LLC (DE)
	17.	MTU Hotel Owner, LLC (DE) 13-5581829
	18.	White Oak Royalty Company (OK)
	19.	500 Grant Street GP LLC (DE)
	20.	500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.
	21.	MetLife Retirement Services LLC (NJ)
	22.	Euro CL Investments, LLC (DE)
	23.	MEX DF Properties, LLC (DE)

24.	MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.
25.	MetLife Properties Ventures, LLC (DE)
26.	Housing Fund Manager, LLC (DE)
27.	MLIC Asset Holdings LLC (DE)
28.	The Building at 575 Fifth Avenue Mezzanine LLC (DE)
	a)	The Building at 575 Fifth Retail Holding LLC (DE)
		i)	The Building at 575 Fifth Retail Owner LLC (DE)
29.	ML Bridgeside Apartments LLC (DE)
30.	MetLife Chino Member, LLC (DE)
31.	MLIC CB Holdings LLC (DE)
32.	MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by Metropolitan Tower Life Insurance Company.
33.	Oconee Hotel Company, LLC (DE)
ML 300 THIRD MEMBER LLC (DE)
34.	Oconee Land Company, LLC (DE)
	a)	Oconee Land Development Company, LLC (DE)
	b)	Oconee Golf Company, LLC (DE)
	c)	Oconee Marina Company, LLC (DE)
35.	1201 TAB Manager, LLC (DE)
36.	MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.
37.	MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by Metropolitan Tower Life Insurance Company.
38.	1001 Properties, LLC (DE)
39.	6104 Hollywood, LLC (DE)
40.	Boulevard Residential, LLC (DE)
41.	ML-AI MetLife Member 3, LLC (DE)
42.	Marketplace Residences, LLC (DE)
43.	ML Swan Mezz, LLC (DE)
	a)	ML Swan GP, LLC (DE)
44.	ML Dolphin Mezz, LLC (DE)
	a)	ML Dolphin GP, LLC (DE)
45.	Haskell East Village, LLC (DE)
46.	MetLife Cabo Hilton Member, LLC (DE) - 83.1% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by Metropolitan Tower Life Insurance Company.
47.	150 North Riverside PE Member, LLC (DE) - MLIC owns an 81.45% membership interest and Metropolitan Tower Life Insurance Company owns a 18.55% membership interest
48.	ML Terraces, LLC (DE)
49.	Chestnut Flats Wind, LLC (DE)
50.	MetLife 425 MKT Member, LLC (DE)
51.	MetLife OFC Member, LLC (DE)
52.	MetLife THR Investor, LLC (DE)
53.	ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by Metropolitan Tower Life Insurance

Company.
54.	ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.
55.	MetLife CB W/A, LLC (DE)
56.	MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by Metropolitan Tower Life Insurance Company.
MCRE BLOCK 40, LP.
57.	10700 Wilshire, LLC (DE)
58.	Viridian Miracle Mile, LLC (DE)
59.	MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by Metropolitan Tower Life Insurance Company.
60.	MetLife OBS Member, LLC (DE)
61.	MetLife 1007 Stewart, LLC (DE)
62.	ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC’s ownership interest is owned by MLIC and 1.03% by Metropolitan Tower Life Insurance Company.
63.	MetLife Treat Towers Member, LLC (DE)
64.	MetLife FM Hotel Member, LLC (DE)
	a)	LHCW Holdings (U.S.) LLC (DE)
		i)	LHC Holdings (U.S.) LLC (DE)
			1)	LHCW Hotel Holding LLC (DE)
		aa)	LHCW Hotel Holding (2002) LLC (DE)
		bb)	LHCW Hotel Operating Company (2002) LLC (DE)
65.	ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by Metropolitan Tower Life Insurance Company.
66.	MetLife SP Holdings, LLC (DE)
	a)	MetLife Private Equity Holdings, LLC (DE)
67.	Buford Logistics Center, LLC (DE)
68.	MetLife Park Tower Member, LLC (DE)
	a)	Park Tower REIT, Inc. (DE)
		i)	Park Tower JV Member, LLC (DE)
69.	MCPP Owners, LLC (DE) - 87.34% is owned by MLIC, 1.81% by Metropolitan Tower Life Insurance Company, and 10.85% by MTL Leasing, LLC.
70.	ML-AI MetLife Member 5, LLC (DE)
71.	MetLife HCMJV 1 GP, LLC (DE)
METLIFE HCMJV 1 LP, LLC (DE)
72.	MetLife ConSquare Member, LLC (DE)
73.	MetLife Ontario Street Member, LLC (DE)
74.	1925 WJC Owner, LLC (DE)
ML BELLEVUE MEMBER, LLC (DE)
75.	MetLife Member Solaire, LLC (DE)
76.	Sino-US United MetLife Insurance Company, Ltd. - 50% of Sino-US United MetLife Insurance Company, Ltd. is owned by MLIC and 50% is owned by a third party.
METLIFE LEGAL PLANS, INC. (DE)
	a)	METLIFE LEGAL PLANS OF FLORIDA, INC.
77.	ML Cerritos TC Member, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% by Metropolitan Tower Life Insurance Company.

	78.	MetLife Boro Station Member, LLC (DE)
	79.	MetLife 8280 Member, LLC (DE)
	80.	Southcreek Industrial Holdings, LLC (DE)
	81.	MMP Owners, LLC (DE) - 98.82% is owned by MLIC and 1.18% is owned by Metropolitan Property and Casualty Insurance Company.
ML Armature Member, LLC (DE)
	82.	ML-AI MetLife Member 4, LLC (DE) - 60% owned by MLIC and 40% owned by Metropolitan Tower Life Insurance Company.
MMP OWNERS III, LLC (DE)
		a)	METLIFE MULTI-FAMILY PARTNERS III, LLC (DE)
		b)	MMP HOLDINGS III, LLC (DE)
			1.	MMP CEDAR STREET REIT, LLC (DE)
		a.	MMP CEDAR STREET OWNER, LLC (DE)
	2.	MMP SOUTH PARK REIT, LLC (DE)
		a.	MMP SOUTH PARK OWNER, LLC (DE)
	3.	MMP OLIVIAN REIT, LLC (DE)
		a.	MMP OLIVIAN OWNER, LLC (DE)
MC PORTFOLIO JV MEMBER, LLC (DE)
J.	MetLife Capital Trust IV (DE)
K.	MetLife Investments Management, LLC. (MIM)
	1.	MetLife Senior Direct Lending GP, LLC (DE)
		a.	MetLife Senior Direct Lending Fund, LP (Cayman Islands)
			i.	MetLife Senior Direct Lending Finco, LLC (DE)
				aa)	MetLife Senior Direct Lending Holdings, LP (DE)
		b.	MLJ US Feeder LLC (DE)
	2.	MIM MetWest International Manager, LLC (DE)
	3.	MIM ML-AI Venture 5 Manager, LLC (DE)
	4.	MIM Clal General Partner, LLC (DE)
	5.	MIM Third Army Industrial Manager, LLC (DE)
	6.	MetLife 425 MKT Manager, LLC (DE)
	7.	MetLife Alternatives GP, LLC (DE)
		a)	MetLife International PE Fund I, LP (Cayman Islands) - 95.88% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.12% is owned by MetLife Mexico S.A.,
		b)	MetLife International PE Fund II, LP (Cayman Islands) - 97.90% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.1% by MetLife Mexico, S.A.
		c)	MetLife International HF Partners, LP (Cayman Islands) - 90.30% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.70% is owned by MetLife Insurance Company of Korea Limited,
		d)	MetLife International PE Fund III, LP (Cayman Islands) - 92.09% of the limited partnership interests of MetLife International PE Fund III, LP is owned by MetLife Insurance K.K., 7.91% is owned by MetLife Insurance Company of Korea Limited,
		e)	MetLife International PE Fund IV, LP (Cayman Islands) - 94.21% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K., 3.79% is owned by MetLife Insurance Company of Korea Limited,
		f)	MetLife International PE Fund V, LP (Cayman Islands) - 96.73% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K., and the remaining 3.27% is owned by MetLife Insurance Company of Korea.
		g)	MetLife International PE Fund VI, LP (Cayman Islands) - 96.53% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K., and the remaining 3.47% is owned by MetLife Insurance Company of Korea.
8.	MetLife Loan Asset Management LLC (DE)
9.	MLIA SBAF COLONY MANAGER LLC (DE), METLIFE JAPAN US EQUITY FUND GP LLC (DE)
	a)	MetLife Japan US Equity Fund LP (DE) - MetLife Japan US Equity Fund GP, LLC is general partner of MetLife Japan US Equity Fund LP (“Fund”). The following affiliates hold a limited partnership interest in the Fund LP: 51% is owned by MetLife Japan US Equity Owners LLC and 49% by MetLife Japan US Equity Owners (Blocker).
10.	MetLife Core Property Fund GP, LLC (DE)
	a)	MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the “Fund”). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 12.65%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 2.04%, MetLife Insurance Company of Korea Limited owns 1.53%, MetLife Insurance K.K. owns 6.93%, Metropolitan Property and Casualty Insurance Company owns 1.43% and Metropolitan Tower Life Insurance Company owns 3.61%.
		i)	MetLife Core Property REIT, LLC (DE)
		1)	MCP Dillon Residential, LLC (DE); MCP Shakopee, LLC (DE); MCP Bradford, LLC (DE); MCP Stateline, LLC (DE); MetLife Core Property Holdings, LLC also holds, directly or indirectly, the following limited liability companies (indirect ownership indicated in parenthesis): MCP Alley24 East, LLC; MCPF Foxborough, LLC (100%); MCP One Westside, LLC; MCP 7 Riverway, LLC; MCPF Acquisition, LLC; MCP SoCal Industrial - Springdale, LLC; MCP SoCal Industrial - Concourse, LLC; MCP SoCal Industrial - Kellwood, LLC; MCP SoCal Industrial - Redondo, LLC; MCP SoCal Industrial - Fullerton, LLC; MCP SoCal Industrial - Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP SoCal Industrial - LAX, LLC; MCP SoCal Industrial - Anaheim, LLC; MCP SoCal Industrial - Canyon, LLC; MCP SoCal Industrial - Bernardo, LLC; MCP Ashton South End, LLC; MCP Lodge At Lakecrest, LLC; MCP Main Street Village, LLC; MCP Trimble Campus, LLC; MCP Stateline, LLC; MCP Highland Park Lender, LLC; MCP Buford Logistics Center Bldg B, LLC; MCP 22745 & 22755 Relocation Drive, LLC; MCP 9020 Murphy Road, LLC; MCP Northyards Holdco, LLC; MCP Northyards Owner, LLC (100%); MCP Northyards Master Lessee, LLC (100%); MCP VOA Holdings, LLC; MCP VOA I & III, LLC (100%); MCP VOA II, LLC (100%); MCP West Broad Marketplace, LLC; MCP Grapevine, LLC; MCP Union Row, LLC; MCP Fife Enterprise Center, LLC; MCP 2 Ames, LLC; MCP 2 Ames Two, LLC (100%); MCP 2 Ames One, LLC (100%); MCP 2 Ames Owner, LLC (100%); MCP 350 Rohlwing, LLC; MCP - Wellington, LLC; MCP Onyx, LLC; MCP Valley Forge, LLC; MCP Valley Forge Two, LLC (100%); MCP Valley Forge One, LLC(); MCP Valley Forge Owner, LLC (89%); MCP MA Property REIT, LLC; MCPF - Needham, LLC (100%); MCP 60 11th Street Member, LLC; 60 11th Street, LLC (100%); MCP - English Village, LLC; MCP 100 Congress Member, LLC; Des Moines Creek Business Park Phase II, LLC; Magnolia Park Member, LLC; MCP Denver Pavilions Member, LLC; MCP Buford Logistics Center 2 Member, LLC; MCP Seattle Gateway Industrial 1, LLC; MCP 249 Industrial Business Park Member, LLC; Seattle Gateway Industrial II, LLC; MCP Seventh and Osborn Retail Member, LLC; MCP Seventh and Osborn MF Member, LLC; Seventh and Osborn MF Venture, LLC (92.5%); High Street Seventh and Osborn Apartments, LLC (92.5%); MCP Block 23 Member, LLC; MCP Burnside Member, LLC; MCP Mountain Technology Center Member TRS, LLC; MCP Vineyard Avenue Member, LLC; MCP 93 Red River Member, LLC; MCP Frisco Office, LLC; MCP Center Avenue Industrial Member, LLC; MCP 220 York, LLC; MCP 1500 Michael, LLC; MCP Vance Jackson, LLC; MCP Sleepy Hollow Member, LLC; MCP Clawiter Innovation Member, LLC; MCP Hub I, LLC; MCP Hub 1 Property, LLC (100%); MCP Shakopee, LLC; MCP Bradford, LLC; MCP Dillon, LLC; MCP Dillon Residential, LLC.
			aa)	MCP Property Management, LLC (DE)
			bb)	MetLife Core Property TRS, LLC (DE)
MCP COMMON DESK TRS, LLC (DE)
11.	MetLife Commercial Mortgage Income Fund GP, LLC (DE)
	a)	MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the “Fund”). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 32.15%, MetLife Insurance Company of Korea Limited owns 1.44%, and Metropolitan Tower Life Insurance Company owns 3.68% (the remainder is held by third party investors).
		i)	MetLife Commercial Mortgage REIT, LLC (DE)

				1)	MetLife Commercial Mortgage Originator, LLC (DE)
			aa)	MCMIF Holdco I, LLC (DE)
			bb)	MCMIF Holdco II, LLC (DE)
	12.	MLIA SBAF Manager, LLC (DE)
	13.	MLIA Manager I, LLC (DE)
	14.	ML - URS PORT CHESTER SC MANAGER, LLC (DE), ML BELLEVUE MANAGER, LLC (DE) and MLIA Park Tower Manager, LLC (DE)
	15.	MetLife Middle Market Private Debt GP, LLC (DE)
		a.	MetLife Middle Market Private Debt Fund, LP (DE) - MetLife Middle Market Private Debt GP, LLC is the general partner of MetLife Middle Market Private Debt Fund, LP (the “Fund”). The following affiliates hold limited partnership interests in the Fund: MetLife Private Equity Holdings, LLC 30.96% and Metropolitan Life Insurance Company (30.96%), .99% is held by MetLife Middle Market Private Debt, GP, LLC. The remainder is held by third party investors.
	16.	MetLife Middle Market Private Debt Parallel GP, LLC (DE)
a. MetLife Middle Market Private Debt Parallel Fund, LP (Cayman Islands) - MetLife Middle Market Private Debt Parallel GP, LLC is the general partner of MetLife Middle Market Private Debt Parallel Fund, LP. The following affiliate holds a limited partnership interest in the Fund: MetLife Insurance K.K. (100%).
L.	SafeGuard Health Enterprises, Inc. (DE)
	1.	MetLife Health Plans, Inc. (DE)
	2.	SafeGuard Health Plans, Inc. (CA)
	3.	SafeHealth Life Insurance Company (CA)
	4.	SafeGuard Health Plans, Inc. (FL)
	5.	SafeGuard Health Plans, Inc. (TX)
M.	Cova Life Management Company (DE)
N.	MetLife Reinsurance Company of Charleston (SC)
O.	MetLife Reinsurance Company of Vermont (VT)
P.	Delaware American Life Insurance Company (DE)
Q.	Federal Flood Certification LLC (TX)
R.	MetLife Global Benefits, Ltd. (Cayman Islands)
S.	99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC. and 0.0000054% is owned by Natiloportem Holdings, LLC.
T.	MetLife Consumer Services, Inc. (DE)
U.	MetLife Global, Inc. (DE)
V.	MetLife Insurance Brokerage, Inc. (NY)
W.	American Life Insurance Company (ALICO) (DE)
	1.	MetLife Insurance K.K. (Japan)
		a)	Communication One Kabushiki Kaisha (Japan)
		b)	FORTISSIMO CO., LTD (Japan)
		c)	METLIFE JAPAN US EQUITY OWNERS (BLOCKER) LLC (DE)
	2.	MetLife Global Holding Company I GmbH (SWISS I) (Switzerland)
		a)	MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.
		b)	MetLife Global Holding Company II GmbH (Swiss II) (Switzerland)
			i)	ALICO European Holdings Limited (Ireland)
				1)	Closed Joint-stock Company Master-D (Russia)

			aa)	Joint-Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by Closed Joint-stock Company Master-D and 49% is owned by MetLife Global Holding Company II GmbH.
	ii)	MetLife Asia Holding Company Pte. Ltd. (Singapore)
		1)	MetLife Innovation Centre Pte. Ltd. (Singapore)
		2)	LumenLab Malaysia Sdn. Bhd. (Malaysia)
	iii)	MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)
	iv)	MetLife Investment Management Limited (United Kingdom)
	v)	MM Global Operations Support Center, S.A. de C.V. (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.00049095% is held by MetLife Global Holding Company I GmbH (Swiss).
		1.	Fundacion MetLife Mexico, A.C. (Mexico)
	vi)	MetLife Colombia Seguros de Vida S.A. (Colombia) - 89.999965713458300000% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000031593881300000000% is owned by MetLife Global Holding Company I GmbH, 0.000000897553447019009% is owned by International Technical and Advisory Services Limited, 0.000000897553447019009% is owned by Borderland Investments Limited and 0.000000897553447019009% by Natiloportem Holdings, LLC.
	vii)	PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.
	viii)	MetLife Innovation Centre Limited (Ireland)
	ix)	MetLife EU Holding Company Limited (Ireland)
		1)	MetLife Europe d.a.c (Ireland)
			1.	MetLife Pension Trustees Limited (United Kingdom)
		2)	Agenvita S.r.l. (Italy)
		3)	MetLife Europe Insurance d.a.c (Ireland)
		4)	MetLife Europe Services Limited (Ireland)
		5)	MetLife Services, Sociedad Limitada (Spain)
		6)	MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.
		7)	MetLife Solutions S.A.S. (France)
		8)	Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.
		9)	MetLife Towarzystwo Ubiezpieczen na Zycie I Reasekuracji S.A. (Poland)
			aa)	MetLife Services Sp z.o.o. (Poland)
			bb)	MetLife Towarzystwo Funduszy Inwestycyjnych, S.A. (Poland)
			cc)	MetLife Powszechne Towarzystwo Emerytalne S.A. (Poland)
10)	MetLife Services Cyprus Limited (Cyprus)
aa) Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. is owned by MetLife Services Cyprus Limited and the remaining is owned by a third party.
11)	MetLife Services EOOD (Bulgaria)
12)	MetLife Life Insurance S.A. (Greece)
	aa)	MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining by a third party.
	x)	MetLife Investment Management Holdings (Ireland) Limited (Ireland)
1)	MetLife Investments Asia Limited (Hong Kong)

2)	MetLife Syndicated Bank Loan Lux GP, S.a.r.l. (Luxembourg)
	aa)	MetLife BL (Cayman), LP (Cayman Islands) - MetLife BL (Cayman), LP is an investors in the Fund. The following affiliates hold limited partnership interest in the feeder: MetLife Limited (3.14%), MetLife Insurance K.K. (93.72%) and MetLife Insurance Company of Korea Limited (3.14%).
	bb)	MetLife Syndicated Bank Loan Fund, SCSp (Luxembourg) - MetLife Syndicated Bank Loan Lux GP, S.a.r..l. is the general partner of MetLife Syndicated Bank Loan Fund, SCSp (the “Fund”). The only investors in the Fund are MetLife BL Feeder (Cayman), LP and MetLife BL Feeder, LP.
3)	MetLife Investments Limited (United Kingdom) - 99.9% of MetLife Investments Limited (UK) is MetLife Investment Management Holdings (Ireland) Limited and .01% by MetLife Global Holding Company II GmbH.
4)	MetLife Latin America Asesorias e Inversiones Limitada (Chile) - 99.99% of MetLife Latin American Asesorias e Inversiones Limitada is owned by MetLife Investment Management Holdings (Ireland) Limited and .01% is owned by MetLife Global Holding Company II GmbH (Swiss).
5)	MetLife Global Infrastructure LUX GP, S.a.r.l. (Luxembourg)
	xi)	MetLife Asia Services Sdn. Bhd (Malasya)
1)	ALICO OPERATIONS, LLC (DE)
2)	MetLife Asset Management Corp. (Japan) - The official entity name is “MetLife Asset Management Corp. (Japan)” and it is domiciled in Japan.
3)	MetLife Seguros S.A. (Uruguay)
	xii)	MetLife International Holdings, LLC (DE)
1)	Natiloportem Holdings, LLC (DE)
aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios, S.A. de C.V.
2)	PNB MetLife India Insurance Company Limited (India)- 32.05% is owned by MetLife International Holdings, LLC and the remainder is owned by third parties.
3)	95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.
4)	MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.
5)	Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.
6)	MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.
7)	MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS
8)	Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.
9)	Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.
aa) MetLife Servicios S.A. (Argentina) - 19.13% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., .99% is held by Natiloportem Holdings, LLC.
10)	MetLife Worldwide Holdings, LLC (DE)
aa) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 63.44% of BIDV MetLife Life Insurance Limited Liability Company is held by American Life Insurance Company and the remainder by third parties
11)	MetLife International Limited, LLC (DE)
12)	MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.
13)	MetLife Asia Limited (Hong Kong)
14)	AmMetLife Insurance Berhad (Malaysia) - 50.000002% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

15)	AmMetLife Takaful Berhad (Malaysia) - 49.999997% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.
16)	MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.
17)	MetLife Mas, S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, S.A. de C.V. is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.
aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.
			i)	MetLife Ireland Treasury d.a.c (Ireland)
		1)	MetLife General Insurance Limited (Australia)
		2)	MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury d.a.c and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.
			aaa)	The Direct Call Centre PTY Limited (Australia)
			bbb)	MetLife Investments PTY Limited (Australia)
				i)	MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investments PTY Limited (“MIPL”). MIPL is a wholly owned subsidiary of MetLife Insurance Limited.
	ii)	Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, LLC.
		1)	MetLife Mexico Holdings, S. de R.L. de C.V. (Mexico) - 99.99995% is owned by Metropolitan Global Management, LLC and .00005% is owned by MetLife International Holdings, LLC.
			aaa)	MetLife Pensiones Mexico S.A. (Mexico)- 97.5125% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 2.4875% is owned by MetLife International Holdings, LLC.
			bbb)	MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 2% is owned by MetLife International Holdings, LLC.
			ccc)	MetLife Mexico S.A. (Mexico)- 99.050271% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 0.949729% is owned by MetLife International Holdings, LLC.
				i)	ML Capacitacion Comercial S.A. de C.V.(Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.
		2)	MetLife Insurance Company of Korea Limited (South Korea) - 14.64% is owned by MetLife Mexico S.A. and 85.36% is owned by Metropolitan Global Management, LLC.
			aaa)	MetLife Financial Services, Co., Ltd. (South Korea)
	3.	Borderland Investments Limited (DE)
		a)	ALICO Hellas Single Member Limited Liability Company (Greece)
	4.	International Technical and Advisory Services Limited (“ITAS”) (DE)
	5.	ALICO Properties, Inc. (DE) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.
		a)	Global Properties, Inc. (DE)
X.	MetLife European Holdings, LLC (DE)
Y.	MetLife Investment Management Holdings, LLC (DE)
	1)	MIM I LLC (PA), MIM EMD GP, LLC (DE)
	2)	MIM Property Management, LLC (DE)
	3)	MetLife Emerging Market Debt Blend Fund
		a)	MIM Property Management of Georgia 1, LLC (DE)
		b)	MIM MetWest International Manager, LLC (DE)
		c)	MIM ML-AI Venture 5 Manager, LLC (DE)

	d)	MIM Clal General Partner, LLC (DE)
4)	MetLife Real Estate Lending Manager LLC (DE)
5)	MetLife Real Estate Lending LLC (DE)
6)	ML Venture 1 Manager, S. de R.L. de C.V. (Mexico) - 99.9% is owned by MetLife Investment Management Holdings, LLC and 0.1% is owned by MetLife Investment Management Holdings (Ireland) Limited.
1) The voting securities (excluding directors’ qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.
2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.
3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.
4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.
Item 30. Indemnification
As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant’s principal underwriter (the “Underwriter”)), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.
MetLife, Inc. also has adopted a policy to indemnify employees (“MetLife Employees”) of MetLife, Inc. or its affiliates (“MetLife”), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.
MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriter
MetLife Investors Distribution Company also serves as principal underwriter and distributor of the Contracts. MetLife Investors Distribution Company is the principal underwriter for the following investment companies:
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Metropolitan Life Separate Account E
Metropolitan Life Separate Account UL
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
New England Life Retirement Investment Account
New England Variable Annuity Fund I
Paragon Separate Account A

Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Separate Account No. 13S
(b)	MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.

Name and Principal Business Office	Positions and Offices With Underwriter
Derrick Kelson 200 Park Avenue New York, NY 10166	Director, Chairman of the Board, President and Chief Executive Officer
Kelli Buford 200 Park Avenue New York, NY 10166	Secretary
Christy Chandler 200 Park Avenue New York, NY 10166	Director, Vice President
Bradd Chignoli 501 Route 22 Bridgewater, NJ 08807	Director, Senior Vice President
Charles Connery 1 MetLife Way Whippany, NJ 07981	Vice President and Treasurer
Patricia Fox 501 Route 22 Bridgewater, NJ 08807	Chief Compliance Officer
Justin Saudo 200 Park Avenue New York, NY 10166	Vice President and Chief Information Security Officer
Thomas Schuster 200 Park Avenue New York, NY 10166	Director, Senior Vice President
Stuart Turetsky 200 Park Avenue New York, NY 10166	Chief Financial Officer
Robin Wagner 200 Park Avenue New York, NY 10166	Legal Officer
(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
MetLife Investors Distribution Company	$63,997,518	$0	$0	$0

Item 32. Location of Account and Records.
The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:
Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166
MetLife, 18210 Crane Nest Drive, Tampa, FL 33647
MetLife Investors Distribution Company, 200 Park Avenue, New York, NY 10166
Item 33. Management Services.
Not Applicable.
Item 34. Fee Representation.
The undersigned Depositor hereby represents that the fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Depositor.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the in the City of New York, and State of New York, on this 1st day of October, 2021.
Metropolitan Life Separate Account E (Registrant)
BY:	Metropolitan Life Insurance Company (Depositor)
BY:	/s/ Howard Kurpit
Howard Kurpit
Senior Vice President

BY:	Metropolitan Life Insurance Company (Depositor)
BY:	/s/ Howard Kurpit
Howard Kurpit
Senior Vice President

Signatures
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on October 1, 2021 .
Signature	Title
*	Chairman of the Board and Director
R. Glenn Hubbard
*	President and Chief Executive Officer and Director
Michel A. Khalaf
*	Executive Vice President and Chief Financial Officer
John Dennis McCallion
*	Executive Vice President and Chief Accounting Officer
Tamara Schock
*	Director
Cheryl W.Grise
*	Director
Carlos M. Gutierrez
*	Director
Gerald L. Hassell
*	Director
David L. Herzog
*	Director
Edward J. Kelly, III
*	Director
William E. Kennard
*	Director
Catherine R. Kinney
*	Director
Diana McKenzie
*	Director
Denise M. Morrison

Signature	Title
*	Director
Mark A. Weinberger

By:	/s/ Robin Wagner
Robin Wagner Attorney-in-Fact October 1, 2021
*	Metropolitan Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney.